Intrinsic Value of Options Exercised and Fair Value of Options Vested (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Intrinsic value of common stock options exercised	[1]	$ 398	$ 137	$ 10
Fair value of common stock options vested	[2]	$ 1,244	$ 756	$ 327

[1]	The intrinsic value of common stock options exercised is the difference between the fair market value of the Company’s common stock on the exercise date and the exercise price.
[2]	The fair value of common stock options vested is based on the grant date fair value.